CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (26,956,840)	$ (14,915,529)	$ (18,230,588)
Add (deduct) items not affecting cash
Depreciation and amortization	545,780	490,571	2,506,316
Interest expense	65,734	9,343	24,288
Accretion expense	460,577	14,560	0
Share-based payments	2,945,502	152,214	3,835,475
Change in fair value of investments	(257,956)	3,702	378,425
Change in fair value of derivative liabilities	11,909,532	(104,483)	(212,256)
Loss on issuance of convertible debt	1,490,278	0	0
Unrealized foreign exchange (gain) loss	(501,196)	(1,692,842)	(383,514)
Unrealized gain on change in fair value of digital assets	771,863	141,770	0
Realized gain on sale of digital assets	(593,922)	0	0
(Gain) loss on settlement of debt	(43,336)	(732,417)	0
(Gain) on measurement of financial liability	0	0	(4,939,015)
Impairment loss	0	0	4,555,805
Realized (gain) on sale of investments	(175,194)	0	0
Realized loss on sale of finance receivables	117,136	0	0
Changes in non-cash working capital balances
Finance receivables	1,491,001	4,663,014	(663,698)
Other receivables	196,677	(145,914)	159,585
Prepaid expenses and deposits	53,746	86,377	316,724
Note receivable	0	0	(224,610)
Inventory	65,109	(117,242)	0
Deferred income	(1,000,000)	1,000,000	0
Trade and other payables	1,178,497	4,270,397	2,049,799
Cash used in operating activities	(8,237,012)	(6,876,479)	(10,827,264)
Investing activities
Redemption of investments	1,181,499	6,189,077	0
Purchase of investments	(462,325)	(6,689,636)	(744,500)
Proceeds from sale of investments	460,508	0	0
Net cash upon control of subsidiary	0	0	31,783
Purchases of digital assets	(5,632,576)	(1,003,000)	0
Proceeds from sale of digital assets	2,500,425	0	443,138
Cash (used in) provided by investing activities	(1,952,469)	(1,503,559)	(269,579)
Financing activities
Share repurchase	0	0	(2,957,816)
Proceeds from issuance of shares, net	338,331	10,670,618	34
Proceeds from sale of finance receivables	1,824,203	0	0
Proceeds from convertible debentures	3,243,165	702,700	0
Proceeds from exercise of warrants	43,257	0	0
Payment of lease obligation	(113,862)	(63,586)	(189,054)
Proceeds from share options exercised	148,086	0	20,247
Repayment of loans from tax rebate refund	(1,497,600)	0	0
Proceeds from loans (RH and Bitgo)	2,113,386	309,138	0
Cash (used in) provided by financing activities	6,098,966	11,618,870	(3,126,589)
Net increase (decrease)	(4,090,515)	3,238,832	(14,223,432)
Cash and cash equivalents, beginning of the year	5,995,872	2,757,040	16,980,472
Cash and cash equivalents, end of the year	$ 1,905,357	$ 5,995,872	$ 2,757,040
Non-cash transactions
Shares issued for debt (in Shares)	775,087	1,990,213	0
Exercise of warrants	$ 9,026,594	$ 0	$ 0